NET REVENUE FROM SALES (Tables)	12 Months Ended
Dec. 31, 2021
Net sales revenue is as follows:

Net sales revenue is as follows:

			Consolidated
	12/31/2021	12/31/2020	12/31/2019
Gross revenue
Domestic market	29,724,648	16,652,801	14,220,420
Foreign market	25,090,313	17,396,259	14,663,297
	54,814,961	34,049,060	28,883,717
Deductions
Sales returns, discounts and rebates	(272,842)	(248,821)	(325,794)
Taxes on sales	(6,630,080)	(3,736,219)	(3,121,506)
	(6,902,922)	(3,985,040)	(3,447,300)
Net revenue	47,912,039	30,064,020	25,436,417